Statements of Income - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
REVENUES
Royalties under amended lease agreements									$ 46,430,497	$ 33,883,561	$ 10,465,279
Royalties under Peters Lease fee									603,294	519,327	416,788
Interest									259,974	92,527	5,126
Total revenues	$ 7,483,923	$ 13,973,843	$ 19,151,952	$ 6,684,047	$ 4,565,998	$ 10,924,999	$ 14,237,447	$ 4,766,971	47,293,765	34,495,415	10,887,193
EXPENSES
Compensation of Trustees									264,278	207,520	188,789
Corporate Trustee's administrative fees									62,500	62,500	62,500
Professional fees and expenses:
Legal									636,224	366,205	399,737
Accounting and auditing									140,938	142,214	151,947
Mining consultant and field representatives									33,468	56,100	27,988
Insurance									119,224	118,392	118,490
Annual stock exchange fee									65,255	59,967	53,095
Transfer agent's and registrar's fees									7,244	7,366	5,540
Other Trust expenses									405,590	51,726	115,336
Total Expenses	697,244	388,781	280,497	368,199	309,121	227,330	240,493	295,046	1,734,721	1,071,990	1,123,422
Net income	$ 6,786,679	$ 13,585,062	$ 18,871,455	$ 6,315,848	$ 4,256,877	$ 10,697,669	$ 13,996,954	$ 4,471,925	$ 45,559,044	$ 33,423,425	$ 9,763,771
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING									13,120,010	13,120,010	13,120,010
Net income per unit (Note 2) (in dollars per unit)	$ 0.517	$ 1.035	$ 1.438	$ 0.481	$ 0.324	$ 0.815	$ 1.067	$ 0.341	$ 3.472	$ 2.548	$ 0.744